THE CUTLER TRUST

FILED VIA EDGAR

August 27, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The Cutler Trust
File Nos. 811-07242 and 33-52850

Ladies and Gentlemen:

On behalf of The Cutler Trust (“Registrant”), attached for filing is Post-Effective Amendment No. 24 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  The Amendment is to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new "Summary Prospectus" rule and related amendments to Form N-1A.

Please contact the undersigned at 513/587-3418 if you have any questions or comments.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Assistant Secretary